Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Interest and fees on loans	$ 38,654	$ 34,888	$ 32,452
Interest on due from banks	304	219	123
Interest on investment securities:
U.S. Government sponsored enterprises	2,333	2,404	2,531
States and political subdivisions	3,877	4,236	4,454
Other	182	202	249
Total interest income	45,350	41,949	39,809
Interest expense:
NOW, MMDA & savings deposits	769	598	495
Time deposits	472	466	586
FHLB borrowings	0	662	1,661
Junior subordinated debentures	790	590	485
Other	115	61	44
Total interest expense	2,146	2,377	3,271
Net interest income	43,204	39,572	36,538
Provision for (reduction of) loan losses	790	(507)	(1,206)
Net interest income after provision for loan losses	42,414	40,079	37,744
Non-interest income:
Service charges	4,355	4,453	4,497
Other service charges and fees	705	593	890
Gain on sale of securities	15	0	729
Mortgage banking income	851	1,190	1,428
Insurance and brokerage commissions	824	761	632
Appraisal management fee income	3,206	3,306	3,146
Gain (loss) on sales and write-downs of other real estate	17	(239)	64
Miscellaneous	6,193	5,300	4,850
Total non-interest income	16,166	15,364	16,236
Non-interest expense:
Salaries and employee benefits	21,530	20,058	19,264
Occupancy	7,170	6,701	6,765
Professional fees	1,525	1,236	2,439
Advertising	922	1,195	1,136
Debit card expense	994	1,248	1,141
FDIC insurance	328	347	494
Appraisal management fee expense	2,460	2,526	2,260
Other	7,645	7,917	8,743
Total non-interest expense	42,574	41,228	42,242
Earnings before income taxes	16,006	14,215	11,738
Income tax expense	2,624	3,947	2,561
Net earnings	$ 13,382	$ 10,268	$ 9,177
Basic net earnings per share	$ 2.23	$ 1.71	$ 1.53
Diluted net earnings per share	2.22	1.69	1.5
Cash dividends declared per share	$ 0.52	$ 0.44	$ 0.35